Investment (Details) $ in Millions, $ in Millions	Dec. 31, 2024 USD ($)	[1]	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Investments
Total investments	$ 2,072		$ 43,212	$ 26,728
Bank deposits | Fixed interest rate
Investments
Acquisition cost			42,949	26,354
Accrued interest			$ 263	$ 374

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4